PARSONS LAW FIRM

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James B. Parsons*                                                                                                                                                                                                                                     *Also admitted in Oregon and

jparsons@parsonslaw.biz                                                                                                                                                                                                                            the Northern Mariana Islands

VIA FACSIMILE AND FILED ON EDGAR CORRESPONDENCE

December 14, 2005

Ms. Amanda Sledge

Division of Corporation Finance

Mr. Steven Jacobs

Accounting Branch Chief

U.S. Securities and Exchange Commission

100 F. Street N.E.

Mail Stop 4561

Washington, D.C. 20549

Re: Montpellier Group, Inc.

Form 10-KSB for Fiscal Year Ended October 31, 2004

Form 10-QSB for Fiscal quarter Ended January 31, 2005

Form 10-QSB for Fiscal Quarter Ended April 30, 2005

File NO. 0-50103

Dear Ms. Sledge and Mr. Jacobs:

This letter is in response to your comment letter dated September 16, 2005, with regard to the Form 10KSB and 10QSB filings of Montpellier Group Inc. ("Company"). Responses have been keyed to your comment letter.

Form 10-KSB for Fiscal Year Ended October 31, 2004

Item 13 - Exhibits, Financial Statements Schedules and Reports on Form 8-K, page 12

  Certifications included as Exhibits 31.1 for all filings referenced above have been amended to conform with appropriate rules.

  Certifications included as Exhibit 32.1 for all filings referenced above have been amended to conform with appropriate rules.

Item 14 - Controls and Procedures, page 12
  Statements made under this item have been revised to indicate that the Company's chief executive officer and chief financial officer have concluded that the controls and procedures are effective. See page 12.

A statement from the Company has also been included herewith.

The amended 10-KSB and 10QSBs have been filed on EDGAR. The Company understands that the Commission may have additional comments after review of this letter, and/or after review of the Forms 10-KSB/A and 10-QSB/A. Please direct any further comments to this office, and feel free to call us at any time.

Very truly yours,

PARSONS LAW FIRM

/s/ James B. Parsons

JAMES B. PARSONS

Aqs

Enclosures

cc: Client